Finance income and costs	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	For the three months ended June 30,		For the six months ended June 30,
	2021	2020	2021	2020
	€m	€m	€m	€m
Finance income
Interest income	—	0.2	—	0.5
Net foreign exchange gains on translation of financial assets and liabilities	—	—	—	4.7
Total finance income	—	0.2	—	5.2
Interest expense (a)	(14.2)	(14.4)	(27.6)	(29.0)
Impairment loss on short term investments (b)	—	—	(12.4)	—
Net foreign exchange arising on translation of financial assets and liabilities	(0.5)	(0.7)	(12.1)	—
Net pension interest costs	(0.4)	(0.7)	(0.8)	(1.4)
Amortization of borrowing costs	(0.5)	(0.5)	(1.0)	(1.0)
Net fair value losses on derivatives held at fair value through profit or loss	(1.6)	(0.4)	(3.6)	(2.3)
Financing costs incurred on new or amended debt (c)	(17.9)	—	(17.9)	—
Total finance costs	(35.1)	(16.7)	(75.4)	(33.7)
Net finance costs	(35.1)	(16.5)	(75.4)	(28.5)
(a) Interest expense includes interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss and is shown net of gains recycled from the cash flow hedge reserve on cross currency interest rate swaps.(b) For the six months ended June 30, 2021, the Company recognized an impairment charge of €12.4 million related to its short-term investments